Risk and sensitivity analysis - Asset management and other operations (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Risk and sensitivity analysis
Debt securities	£ 171,374	£ 170,458
Eastspring Investments and US asset management operations | Foreign exchange risk
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Change in profit before tax attributable to shareholders, increase in assumption	£ 30	£ 12
Change in shareholders' equity, excluding goodwill, increase in assumption	53	47
Unallocated to a segment (other operations)
Risk and sensitivity analysis
Debt securities	2,307	2,371
Unallocated to a segment (other operations) | Prudential Capital Plc
Risk and sensitivity analysis
Debt securities	2,238	£ 2,359
Unallocated to a segment (other operations) | Derivatives for managing foreign currency movements and macroeconomic exposures
Risk and sensitivity analysis
Reasonably possible fair value movement from sensitivity to exchanges rates, interest rates and inflation rates	£ 150